Commitments and Contingencies - Letters of Credit (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Letter of Credit [Member] | Pacific Western Bank
Other Commitments [Line Items]
Letters of Credit Outstanding, Amount	$ 5,053	$ 4,481	$ 4,481